EQUITY (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended				3 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Common stock
Ordinary shares, issued	943	942			943		943
Purchase of treasury shares	$ 667,000,000		$ 495,000,000		$ 134,000,000	$ 95,000,000	$ 667,000,000	$ 495,000,000
Treasury Stock Shares Acquired	15.4		9.9		3.5	2.0
Stock Repurchase Program, Authorized Amount		$ 3,000,000,000		$ 1,000,000,000